Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Operating income	₩ 833,851	₩ 1,224,572	₩ 1,303,418
Gain on disposal of property and equipment and intangible assets	38,933	13,991	6,908
Others	33,017	18,006	59,640
Other operating income	71,950	31,997	66,548
Impairment loss on property and equipment and intangible assets	(255,839)	(54,946)	(24,506)
Loss on disposal of property and equipment and intangible assets	(87,257)	(60,086)	(63,797)
Donations	(59,012)	(112,634)	(96,633)
Bad debt for accounts receivable - other	(7,718)	(5,793)	(40,312)
Others	(26,876)	(101,589)	(49,593)
Other operating expenses	(1,782,404)	(1,630,747)	(1,523,766)
Operating segments [member]
Disclosure of operating segments [line items]
Operating income	1,201,760	1,536,626	1,535,744
Adjustments [member]
Disclosure of operating segments [line items]
Operating income	(367,909)	(312,054)	(232,326)
Gain on disposal of property and equipment and intangible assets	38,933	13,991	6,908
Others	33,017	18,006	59,640
Other operating income	71,950	31,997	66,548
Impairment loss on property and equipment and intangible assets	(255,839)	(54,946)	(24,506)
Loss on disposal of property and equipment and intangible assets	(87,257)	(60,086)	(63,797)
Donations	(59,012)	(112,634)	(96,633)
Bad debt for accounts receivable - other	(7,718)	(5,793)	(40,312)
Others	(30,033)	(110,592)	(73,626)
Other operating expenses	₩ (439,859)	₩ (344,051)	₩ (298,874)